Other Income (Expenses), Net	6 Months Ended
Jun. 30, 2023
Other Income and Expenses Net [Abstract]
Other income (expenses), net

Note 8. Other income (expenses), net

	For the three months ended June 30		For the six months ended June 30
	2023	2022	2023	2022
Currency exchange rate differences[1]	$10,464	$(8,357)	$14,394	$(3,188)
Economic emergency contribution expenses	(320)	(407)	(637)	(680)
Fines, surcharges, penalties and taxes assumed	(40)	(13)	(120)	(95)
Donations	(160)	(93)	(315)	(173)
Other[2]	19,683	244	20,263	633
Total	$29,627	$(8,626)	$33,585	$(3,503)

[1]	The increase in currency exchange rate differences income (expense) for the three and six months ended June 30, 2023 is mainly related to a decrease of 10% and 13% (increase for the three and six months ended June 30, 2022 11% and 4%) in the Colombian Pesos/USD exchange rate for the period and the Group’s Colombian entities’ liability position towards USD.
[2]	Includes income from a legal settlement with a third party to recover costs incurred relating to a business opportunity with such third party. The open receivable balance as of June 30, 2023 is included within Other financial assets in the Consolidated Interim Statement of Financial Position. The amount, counter party and any further details can’t be disclosed due to contractual restrictions within the settlement agreement.